13 OTHER PAYABLES (Details) - BRL (R$) R$ in Thousands		Dec. 31, 2019	Dec. 31, 2018
OtherPayablesLineItems [Line Items]
Other payables, current		R$ 2,526,444	R$ 1,770,623
Other payables, noncurrent		2,493,702	227,328
Payables To Related Parties [Member]
OtherPayablesLineItems [Line Items]
Other payables, current		46,063	35,499
Other payables, noncurrent		88,021	96,629
Dividends And Interest On Capital Payable [Member]
OtherPayablesLineItems [Line Items]
Other payables, current		13,252	932,005
Advances From Customers [Member]
OtherPayablesLineItems [Line Items]
Other payables, current	[1]	787,604	137,418
Other payables, noncurrent	[1]	1,845,248
Taxes In Installments [Member]
OtherPayablesLineItems [Line Items]
Other payables, current		19,498	20,179
Other payables, noncurrent		67,727	73,934
Profit Sharing - Employees [Member]
OtherPayablesLineItems [Line Items]
Other payables, current		162,866	113,219
Taxes Payable [Member]
OtherPayablesLineItems [Line Items]
Other payables, noncurrent		8,805	8,631
Provision From Consumption And Services [Member]
OtherPayablesLineItems [Line Items]
Other payables, current		204,299	334,638
Third Party Materials In Our Possession [Member]
OtherPayablesLineItems [Line Items]
Other payables, current		78,820	45,915
Trade Payables - Drawee Risk [Member]
OtherPayablesLineItems [Line Items]
Other payables, current	[2]	1,121,312	65,766
Other payables, noncurrent	[2]
Lease Liabilities [Member]
OtherPayablesLineItems [Line Items]
Other payables, current		35,040
Other payables, noncurrent		439,350
Other Payables [Member]
OtherPayablesLineItems [Line Items]
Other payables, current		57,690	85,984
Other payables, noncurrent		R$ 44,551	R$ 48,134

[1]	Glencore Advance: On March 29, 2019, the Company received in advance through its subsidiary CSN Mineracao the amount of US$ 496 million (R$ 1,951 billion) related to a supply contract of approximately 22 million tons of ore to the Swiss trader Glencore International AG ("Glencore"), to be executed within 5 years. On July 11, 2019, CSN Mineracao entered into an amendment to the contract with Glencore and received in advance on August 5, 2019 US$ 250million (R$ 956million) for the additional supply of approximately 11 million tons of iron ore.
[2]	Trade Payables - Drawee risk: The Company negotiated with financial institutions to anticipate payments from its suppliers, with the objective of extending the terms of its own obligations. The effective prepayment of receivables depends on acceptance by its suppliers, given that their participation is not mandatory. The Company is not reimbursed and / or benefited by the financial institution from discounts for payment executed before the maturity date agreed with the supplier, there is no change in the degree of subordination of the security in the event of judicial execution, nor changes in the existing commercial conditions between Company and its suppliers.